PERSONNEL EXPENSES (Tables)	12 Months Ended
Dec. 31, 2017
PERSONNEL EXPENSES [abstract]
Schedule of personnel expenses
	Years ended December 31,
	2015	2016	2017
	RMB	RMB	RMB

Salaries, wages and other benefits	48,741	55,502	65,873
Contributions to retirement schemes (Note 33)	7,878	8,385	8,981

	56,619	63,887	74,854